Investments accounted for using the equity method - Narrative (Details)	Dec. 31, 2024 EUR (€) partnership	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure Of Investment Accounted For Using Equity Method [Line Items]
Cumulative unrecognised share of losses of joint ventures, transition from proportionate consolidation to equity method	€ 0	€ 27,000,000	€ 158,000,000
Number of partnerships with Santander Consumer Finance | partnership	2
Fair value of investments in associates for which there are quoted market prices		173,000,000
Zhejiang Leapmotor Technology Co. Ltd
Disclosure Of Investment Accounted For Using Equity Method [Line Items]
Fair value of investments in associates for which there are quoted market prices	€ 1,147,000,000	1,176,000,000
Archer Aviation Inc
Disclosure Of Investment Accounted For Using Equity Method [Line Items]
Fair value of investments in associates for which there are quoted market prices	533,000,000
Tofas-Turk Otomobil Fabrikasi A.S.
Disclosure Of Investment Accounted For Using Equity Method [Line Items]
Fair value of investments in joint ventures	€ 1,056,000,000	€ 1,219,000,000